Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Floating Rate High Income Portfolio
March 31, 2026
VIPFHI-NPRT1-0526
1.9859335.111
Alternative Funds - 0.7%
	Shares	Value ($)
Fidelity Private Credit Company LLC (e)(o) (Cost $2,985,598)	302,218	2,828,033

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 7.9176% 7/20/2037 (h)(i)(p)	250,000	249,993
Goldentree Loan Management US CLO 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3676% 7/20/2037 (h)(i)(p)	250,000	248,509
TOTAL BAILIWICK OF JERSEY		498,502
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (h)(i)(p)	125,000	123,757
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (h)(i)(p)	150,000	148,467
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (h)(i)(p)	100,000	98,330
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (h)(i)(p)	100,000	95,187
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (h)(i)(p)	200,000	193,804
OHA Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.1556% 2/20/2038 (h)(i)(p)	175,000	172,138
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (h)(i)(p)	100,000	97,056
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6722% 10/15/2039 (h)(i)(p)	125,000	123,948
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,052,687
TOTAL ASSET-BACKED SECURITIES (Cost $1,575,000)		1,551,189

Bank Loan Obligations - 90.1%
	Principal Amount (a)	Value ($)
CANADA - 0.9%
Consumer Discretionary - 0.5%
Automobiles - 0.1%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 12/13/2029 (g)(h)(i)	183,178	183,244
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/22/2031 (g)(h)(i)	86,568	86,554
		269,798
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 9/20/2030 (g)(h)(i)	877,217	874,699
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 9/22/2032 (g)(h)(i)	847,412	852,005
		1,726,704
TOTAL CONSUMER DISCRETIONARY		1,996,502
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/12/2028 (g)(h)(i)	935,827	929,978
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 3/21/2031 (g)(h)(i)	338,888	335,641
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6285% 5/29/2028 (g)(h)(i)	635,812	511,829
TOTAL CANADA		3,773,950
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 12/10/2032 (g)(h)(i)	979,875	982,628
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 2/4/2028 (g)(h)(i)	159,775	157,938
FRANCE - 1.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (g)(h)(i)	3,721,166	3,723,510
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Betclic Everest Group SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 12/10/2031 (g)(h)(i)(k)	265,000	263,842
TOTAL FRANCE		3,987,352
GERMANY - 0.3%
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (g)(h)(i)	705,211	706,340
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/3/2030 (g)(h)(i)(k)	520,000	520,540

TOTAL GERMANY		1,226,880
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.174% 10/18/2029 (g)(h)(i)	543,163	542,935
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9211% 1/9/2032 (g)(h)(i)	638,644	629,665
INDIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (g)(h)(i)(j)	438,921	24,141
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 4/9/2026 (c)(g)(h)(i)(k)	2,673	2,538
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 0% 4/9/2026 (c)(g)(h)(i)(k)	10,772	10,234
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 0% 4/9/2026 (c)(g)(h)(i)(k)	4,297	4,083
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP, term loan CME Term SOFR 3 month Index + 0.25%, 0% 3/23/2033 (c)(g)(h)(i)(k)	12,984	12,984
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 4/9/2026 (c)(g)(h)(i)(k)	12,339	11,722
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (g)(h)(i)	132,437	701,914

TOTAL INDIA		767,616
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 6/4/2032 (g)(h)(i)	253,088	249,924
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (g)(h)(i)	748,125	683,599
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (g)(h)(i)(j)	330,781	6,616
TOTAL FINANCIALS		690,215
Materials - 0.1%
Containers & Packaging - 0.1%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6668% 1/30/2031 (g)(h)(i)	515,010	415,711
TOTAL LUXEMBOURG		1,105,926
NETHERLANDS - 0.6%
Industrials - 0.3%
Building Products - 0.3%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 1/17/2032 (g)(h)(i)	1,140,242	1,133,595
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6464% 10/8/2032 (g)(h)(i)	260,000	255,449
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (g)(h)(i)	583,820	571,414
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9169% 4/3/2028 (g)(h)(i)	210,193	205,815
TOTAL MATERIALS		777,229
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (g)(h)(i)	613,535	257,685
TOTAL NETHERLANDS		2,423,958
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9222% 1/31/2032 (g)(h)(i)	440,000	431,697
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.56% 11/17/2031 (g)(h)(i)	895,231	895,419
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4142% 11/15/2030 (g)(h)(i)	135,000	128,504
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (g)(h)(i)	1,156,400	1,104,986

TOTAL SWITZERLAND		1,233,490
UNITED KINGDOM - 2.5%
Communication Services - 0.8%
Entertainment - 0.8%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1712% 12/2/2031 (g)(h)(i)	3,367,503	3,329,080
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2822% 7/18/2030 (g)(h)(i)	1,960,470	1,953,119
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 7/31/2032 (g)(h)(i)	191,040	190,682
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 10/31/2029 (g)(h)(i)	933,220	932,203
TOTAL CONSUMER DISCRETIONARY		3,076,004
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.924% 8/30/2032 (g)(h)(i)	418,950	419,997
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 2/10/2031 (g)(h)(i)	2,460,000	2,458,155
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 1/21/2030 (g)(h)(i)	311,862	311,017
Industrials - 0.2%
Commercial Services & Supplies - 0.1%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.675% 10/21/2030 (g)(h)(i)	260,949	258,535
Construction & Engineering - 0.1%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.925% 3/15/2032 (g)(h)(i)	352,338	351,457
TOTAL INDUSTRIALS		609,992
TOTAL UNITED KINGDOM		10,204,245
UNITED STATES - 83.1%
Communication Services - 5.1%
Diversified Telecommunication Services - 0.7%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0512% 9/30/2026 (g)(h)(i)	557,157	321,296
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (c)(g)(h)(i)(j)	908,275	2,271
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9491% 9/30/2026 (c)(g)(h)(i)	36,030	37,381
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9327% 9/30/2026 (g)(h)(i)	348,935	362,020
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4612% 9/30/2026 (c)(g)(h)(i)	14,952	14,952
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 3/29/2032 (g)(h)(i)	1,310,000	1,308,638
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 10/6/2032 (g)(h)(i)	897,750	897,193
		2,943,751
Entertainment - 1.4%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3496% 2/10/2027 (g)(h)(i)	939,833	585,046
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (g)(h)(i)	970,936	943,710
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (g)(h)(i)	850,000	826,226
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 8/30/2030 (g)(h)(i)	275,400	273,335
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.675% 10/21/2032 (g)(h)(i)	249,375	249,063
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (g)(h)(i)(k)	2,355,000	2,340,281
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 2/17/2033 (g)(h)(i)	408,661	408,408
		5,626,069
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 7/8/2031 (g)(h)(i)	379,546	358,670
Media - 2.4%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (g)(h)(i)	253,365	246,557
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7844% 4/19/2030 (g)(h)(i)	598,022	448,517
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6608% 12/7/2030 (g)(h)(i)	95,256	95,122
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9108% 12/15/2031 (g)(h)(i)	169,725	169,630
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (g)(h)(i)	2,142,691	2,001,274
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 6/16/2032 (g)(h)(i)	673,313	634,388
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 6/28/2032 (g)(h)(i)	815,900	806,427
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/23/2033 (g)(h)(i)(k)	1,185,000	1,170,686
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0822% 12/31/2029 (g)(h)(i)	59,849	53,453
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8677% 12/31/2030 (g)(h)(i)	588,487	523,753
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (g)(h)(i)	229,070	165,219
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2822% 1/31/2029 (g)(h)(i)	1,806,581	1,787,395
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.1996% 1/30/2031 (g)(h)(i)(k)	1,190,000	1,187,775
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (g)(h)(i)	218,534	198,730
		9,488,926
Wireless Telecommunication Services - 0.5%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 1/30/2031 (g)(h)(i)	1,587,554	1,590,332
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.42% 1/25/2031 (g)(h)(i)	438,807	440,089
		2,030,421
TOTAL COMMUNICATION SERVICES		20,447,837
Consumer Discretionary - 16.2%
Automobile Components - 1.1%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.92% 2/3/2033 (g)(h)(i)	435,000	432,555
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5177% 3/3/2028 (g)(h)(i)	879,171	741,924
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/6/2030 (g)(h)(i)	591,019	588,619
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 1/28/2032 (g)(h)(i)	1,661,650	1,655,834
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 3/25/2032 (g)(h)(i)	465,309	464,146
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8496% 12/22/2028 (g)(h)(i)	563,203	497,731
		4,380,809
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2822% 6/3/2028 (g)(h)(i)	641,528	611,960
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 4/19/2030 (g)(h)(i)	493,763	492,528
		1,104,488
Broadline Retail - 2.8%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1668% 11/8/2032 (g)(h)(i)	696,254	695,453
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/23/2032 (g)(h)(i)	10,728,173	10,695,989
		11,391,442
Distributors - 1.2%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 12/11/2030 (g)(h)(i)	729,849	717,988
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1731% 12/29/2032 (g)(h)(i)	2,550,000	2,506,982
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 5/24/2032 (g)(h)(i)	872,813	868,885
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 8/1/2030 (g)(h)(i)	823,608	810,225
		4,904,080
Diversified Consumer Services - 0.6%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.1625% 7/30/2028 (g)(h)(i)	2,336,328	2,329,389
Hotels, Restaurants & Leisure - 7.0%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0234% 2/7/2029 (g)(h)(i)	725,415	723,601
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 11/24/2028 (g)(h)(i)	421,425	421,075
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/6/2030 (g)(h)(i)	1,807,265	1,753,048
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/6/2031 (g)(h)(i)	1,687,192	1,634,467
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (g)(h)(i)	1,637,146	1,361,173
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (g)(h)(i)	494,620	430,730
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 4/2/2029 (g)(h)(i)	806,113	807,290
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/29/2029 (g)(h)(i)	5,416,186	5,303,152
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1677% 2/12/2029 (g)(h)(i)	308,700	309,086
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 11/30/2030 (g)(h)(i)	1,160,714	1,146,205
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 1/28/2032 (g)(h)(i)	1,203,881	1,180,875
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 5/26/2030 (g)(h)(i)	823,820	823,820
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 12/4/2031 (g)(h)(i)	499,481	499,481
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/27/2032 (g)(h)(i)	312,638	312,703
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 1/17/2031 (g)(h)(i)	777,797	775,175
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 8/2/2028 (g)(h)(i)	1,100,620	1,099,245
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4286% 11/8/2030 (g)(h)(i)	435,000	435,544
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4475% 10/31/2031 (g)(h)(i)	892,662	830,176
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 4/26/2030 (g)(h)(i)	1,216,126	1,199,404
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6712% 11/5/2031 (g)(h)(i)	782,120	781,385
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 4/1/2031 (g)(h)(i)	422,617	421,210
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 7/18/2031 (g)(h)(i)	266,160	265,875
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1996% 8/18/2032 (g)(h)(i)	358,200	351,484
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6677% 7/2/2032 (g)(h)(i)	354,870	318,720
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (g)(h)(i)(l)	15,130	13,588
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 3/14/2031 (g)(h)(i)	1,308,844	1,307,379
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (g)(h)(i)	1,516,005	1,452,333
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2027 (g)(h)(i)	110,000	82,500
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (g)(h)(i)	247,669	239,000
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 8/3/2028 (g)(h)(i)	1,134,317	1,131,685
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9168% 9/3/2029 (g)(h)(i)	452,083	320,414
		27,731,823
Household Durables - 0.5%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1764% 9/26/2031 (g)(h)(i)	149,614	149,521
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.88% 10/24/2031 (g)(h)(i)	1,011,761	1,013,451
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (g)(h)(i)	810,000	790,155
		1,953,127
Specialty Retail - 2.5%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 11/5/2027 (g)(h)(i)	154,100	154,100
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6599% 10/16/2031 (g)(h)(i)	1,205,620	1,204,414
Empire Today LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 9.4285% 8/3/2029 (g)(i)(j)	62,640	26,935
Empire Today LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9285% 8/3/2029 (c)(g)(h)(i)(j)	381,061	3,811
Empire Today LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 9.4285% 8/3/2029 (g)(i)(j)	118,873	51,115
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 6/9/2031 (g)(h)(i)	566,375	562,127
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.525% 6/6/2031 (g)(h)(i)	257,277	205,148
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.675% 6/6/2031 (g)(h)(i)	437,364	367,853
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(j)	3,840	1,542
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (g)(h)(i)	640,000	624,243
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 9/29/2032 (g)(h)(i)	525,000	519,750
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2822% 10/20/2028 (g)(h)(i)	477,442	463,974
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0177% 10/20/2028 (g)(h)(i)	660,654	655,560
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1807% 2/26/2033 (g)(h)(i)	890,000	856,625
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (g)(h)(i)	2,119,174	1,921,159
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0322% 4/16/2028 (g)(h)(i)	600,039	599,289
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 1/30/2031 (g)(h)(i)	443,202	439,049
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 10/31/2029 (g)(h)(i)	1,277,298	1,225,734
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 2/10/2033 (g)(h)(i)	430,000	408,143
		10,290,571
Textiles, Apparel & Luxury Goods - 0.2%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/26/2031 (g)(h)(i)	993,435	988,160
TOTAL CONSUMER DISCRETIONARY		65,073,889
Consumer Staples - 2.4%
Beverages - 0.8%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 4/1/2032 (g)(h)(i)	452,725	453,150
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0496% 1/24/2029 (g)(h)(i)	731,468	385,849
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7996% 1/24/2030 (g)(h)(i)	100,441	20,758
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 1/24/2029 (g)(h)(i)	529,573	525,602
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/19/2031 (g)(h)(i)(k)	1,655,000	1,656,804
		3,042,163
Consumer Staples Distribution & Retail - 0.7%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4099% 2/5/2029 (g)(h)(i)	217,778	218,867
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (g)(h)(i)	711,600	694,400
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.8773% 9/30/2031 (g)(h)(i)	275,082	269,209
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5496% 8/1/2029 (g)(h)(i)	1,177,592	898,773
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 3/31/2031 (c)(g)(h)(i)	131,857	97,087
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6996% 9/30/2030 (c)(g)(h)(i)	34,985	33,935
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8964% 4/1/2029 (g)(h)(i)	649,358	644,085
		2,856,356
Food Products - 0.8%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 12/23/2030 (g)(h)(i)	484,259	484,259
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 10/28/2032 (g)(h)(i)	877,800	877,431
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (c)(g)(h)(i)(j)	1,044,620	0
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(g)(h)(i)(j)	166,821	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(g)(h)(i)(j)	154,665	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(j)	534,498	202,431
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 2/12/2031 (g)(h)(i)	856,850	834,358
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6692% 7/9/2032 (g)(h)(i)	952,850	953,450
		3,351,929
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5322% 5/17/2028 (g)(h)(i)	444,765	309,427
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2727% 2/23/2029 (g)(h)(i)	175,446	175,557
		484,984
TOTAL CONSUMER STAPLES		9,735,432
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4265% 7/9/2031 (g)(h)(i)	620,550	621,326
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2822% 3/31/2028 (g)(h)(i)	409,575	408,039
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 12/31/2032 (g)(h)(i)	1,681,238	1,671,789
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2677% 11/19/2029 (g)(h)(i)	638,671	638,901
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1996% 4/1/2030 (g)(h)(i)	440,635	441,736
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/30/2031 (g)(h)(i)	365,108	365,432
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (g)(h)(i)(j)	3,317,602	1,845,683
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9333% 2/28/2030 (g)(h)(i)	1,485,678	1,484,564
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 8/1/2029 (g)(h)(i)	254,837	255,028
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 10/1/2032 (g)(h)(i)	385,000	372,807
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8927% 5/25/2029 (g)(h)(i)	624,965	622,235
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8927% 5/25/2029 (g)(h)(i)	78,173	78,075
TOTAL ENERGY		8,805,615
Financials - 10.7%
Capital Markets - 2.6%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 6/13/2031 (g)(h)(i)	993,591	967,887
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 10/31/2031 (g)(h)(i)	1,752,835	1,753,816
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 5/17/2031 (g)(h)(i)	516,228	512,299
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 9/15/2031 (g)(h)(i)	1,182,271	1,142,487
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1996% 9/5/2031 (g)(h)(i)	1,117,370	1,108,475
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4132% 2/3/2032 (g)(h)(i)	1,050,355	1,037,887
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6727% 12/15/2031 (g)(h)(i)	2,055,897	2,015,952
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (g)(h)(i)(k)	1,190,000	1,187,025
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 11/26/2031 (g)(h)(i)	564,300	556,778
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 12/1/2028 (g)(h)(i)	391,767	391,180
		10,673,786
Financial Services - 3.0%
ACNR Holdings Inc 2LN, term loan 13% (c)(g)(i)(m)	83,722	82,466
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (g)(h)(i)	483,788	460,808
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 11/5/2032 (g)(h)(i)	623,438	622,141
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (c)(g)(h)(i)(j)	36,736	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 9/22/2032 (g)(h)(i)	673,313	611,590
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.686% 4/16/2029 (g)(h)(i)	368,676	367,293
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 11/17/2031 (g)(h)(i)	1,376,126	1,346,305
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 7/31/2031 (g)(h)(i)	1,613,734	1,548,459
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 7/31/2031 (g)(h)(i)	278,600	269,236
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4177% 2/16/2032 (g)(h)(i)	360,000	347,270
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1497% 10/8/2032 (g)(h)(i)	395,000	390,639
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 8/2/2032 (g)(h)(i)	396,448	385,300
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.418% 2/20/2030 (g)(h)(i)	580,358	580,979
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6517% 7/6/2032 (g)(h)(i)	129,675	129,270
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.664% 11/21/2031 (g)(h)(i)	733,188	732,250
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4496% 6/24/2031 (g)(h)(i)	564,502	561,076
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4496% 6/24/2031 (g)(h)(i)	463,152	460,201
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/20/2032 (g)(h)(i)(k)	145,000	144,887
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (g)(h)(i)	2,967,575	2,965,261
		12,005,431
Insurance - 5.1%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 6/21/2032 (g)(h)(i)	1,282,495	1,240,813
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 11/6/2030 (g)(h)(i)	4,888,226	4,728,137
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 5/28/2032 (g)(h)(i)	1,129,332	1,093,781
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 9/19/2031 (g)(h)(i)	249,372	247,216
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 1/30/2032 (g)(h)(i)	834,787	828,375
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9177% 9/19/2030 (g)(h)(i)	3,065,567	3,030,528
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 2/23/2033 (g)(h)(i)	4,130,680	3,988,709
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0322% 1/20/2029 (g)(h)(i)	773,271	767,471
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 5/6/2031 (g)(h)(i)	1,350,363	1,329,689
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9197% 6/20/2030 (g)(h)(i)	1,900,891	1,895,436
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 9/15/2031 (g)(h)(i)	432,606	431,525
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 9/29/2030 (g)(h)(i)	448,580	446,898
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 11/21/2029 (g)(h)(i)	678,127	676,012
		20,704,590
TOTAL FINANCIALS		43,383,807
Health Care - 8.4%
Biotechnology - 0.1%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 8/12/2031 (g)(h)(i)	280,000	281,926
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 1/28/2033 (g)(h)(i)(k)	495,000	493,456
		775,382
Health Care Equipment & Supplies - 1.9%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 1/15/2031 (g)(h)(i)	1,055,050	1,056,369
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 3/30/2029 (g)(h)(i)	385,415	385,196
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/14/2033 (g)(h)(i)(k)	1,810,000	1,787,375
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 8/1/2031 (g)(h)(i)	1,566,224	1,576,013
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4177% 10/23/2028 (g)(h)(i)	636,308	637,141
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (g)(h)(i)(k)	340,056	323,903
QuidelOrtho Corp Tranche A-DD 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (g)(h)(i)(k)	29,944	28,522
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 8/23/2032 (g)(h)(i)	1,328,325	1,325,416
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/30/2031 (g)(h)(i)	448,156	448,156
		7,568,091
Health Care Providers & Services - 2.7%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0668% 2/15/2029 (g)(h)(i)	474,197	240,655
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4177% 9/17/2032 (g)(h)(i)	243,775	243,319
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.92% 2/11/2028 (g)(h)(i)	821,043	812,627
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 5/9/2031 (g)(h)(i)	898,113	899,236
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 2/6/2033 (g)(h)(i)	455,102	454,251
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1697% 10/1/2032 (g)(h)(i)	458,850	456,882
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6677% 9/24/2031 (g)(h)(i)	2,039,188	1,734,329
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 10/23/2031 (g)(h)(i)	346,444	347,050
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 5.7885% 10/23/2031 (g)(h)(i)(l)	44,890	44,969
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 8/25/2032 (g)(h)(i)	402,573	401,430
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (g)(h)(i)	138,021	138,079
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (g)(h)(i)	34,388	34,403
Lumexa Imaging Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 12/17/2032 (g)(h)(i)	199,500	199,875
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 4/15/2031 (g)(h)(i)	712,194	711,303
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6648% 12/12/2030 (g)(h)(i)	871,500	866,053
National Mentor Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 12/12/2030 (g)(h)(i)(k)	373,500	371,166
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 2/21/2031 (g)(h)(i)	465,536	465,294
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1807% 12/4/2031 (g)(h)(i)	1,459,441	1,445,182
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (g)(h)(i)(k)	165,000	155,769
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.7821% 10/1/2028 (g)(h)(i)	557,350	556,904
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1668% 12/30/2032 (g)(h)(i)	260,526	259,549
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/30/2032 (g)(h)(i)(k)(l)	39,474	39,326
		10,877,651
Health Care Technology - 1.7%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 2/15/2029 (g)(h)(i)	2,049,624	2,008,631
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	235,000	218,550
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 3/26/2032 (g)(h)(i)	749,338	688,266
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 5/1/2031 (g)(h)(i)	1,381,906	1,270,497
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 9/28/2029 (g)(h)(i)	1,057,014	1,021,816
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 11/26/2031 (g)(h)(i)	1,609,489	1,554,766
		6,762,526
Life Sciences Tools & Services - 0.4%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 12/12/2031 (g)(h)(i)	1,688,290	1,681,250
Pharmaceuticals - 1.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9177% 10/8/2030 (g)(h)(i)	2,888,960	2,783,831
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 8/2/2032 (g)(h)(i)	621,875	623,430
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 10/31/2032 (g)(h)(i)	284,288	284,216
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 4/23/2031 (g)(h)(i)	925,900	920,113
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 5/5/2028 (g)(h)(i)	996,906	999,707
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 5/19/2031 (g)(h)(i)	903,872	859,130
		6,470,427
TOTAL HEALTH CARE		34,135,327
Industrials - 14.6%
Aerospace & Defense - 2.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 10/31/2030 (g)(h)(i)	364,081	364,339
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 1/27/2032 (g)(h)(i)	438,948	437,942
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 2/26/2032 (g)(h)(i)	1,450,213	1,449,937
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1% 2/26/2032 (g)(h)(i)(l)	137,434	137,408
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4608% 4/1/2032 (g)(h)(i)	279,300	279,127
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4281% 2/17/2033 (c)(g)(h)(i)	360,000	358,650
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4231% 12/11/2031 (g)(h)(i)	731,911	732,826
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (g)(h)(i)(l)	35,769	35,814
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 8/19/2032 (g)(h)(i)	925,350	925,128
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1677% 2/28/2031 (g)(h)(i)	411,618	411,573
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9177% 3/22/2030 (g)(h)(i)	1,600,374	1,599,943
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1677% 1/19/2032 (g)(h)(i)	808,739	808,481
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 2/13/2033 (g)(h)(i)	395,000	395,075
VSE Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 3/17/2033 (g)(h)(i)(k)	475,000	474,012
		8,410,255
Air Freight & Logistics - 0.4%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/31/2031 (g)(h)(i)	608,081	607,807
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/31/2031 (g)(h)(i)	231,294	231,190
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5177% 11/23/2028 (g)(h)(i)	412,662	403,967
STG Distribution LLC Tranche DIP FLFO ROLLUP 1LN, term loan 8% 7/13/2026 (c)(g)(h)(i)	76,438	76,438
STG Distribution LLC Tranche DIP FLSO ROLLUP 1LN, term loan CME Term SOFR 3 month Index + 0%, 8% 7/13/2026 (c)(g)(h)(i)(k)	6,072	6,072
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 0% (c)(g)(h)(i)(j)	35,932	35,932
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 0% 10/3/2029 (c)(g)(h)(i)(j)	230,375	2,073
STG Distribution LLC Tranche NEW MONEY DIP 1LN, term loan CME Term SOFR 1 month Index + 8%, 8% 7/13/2026 (c)(g)(h)(i)	65,457	65,457
		1,428,936
Building Products - 1.0%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 1/3/2029 (g)(h)(i)	305,112	304,660
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 5/14/2029 (g)(h)(i)	169,474	169,650
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 9/8/2032 (g)(h)(i)	622,863	616,410
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (g)(h)(i)	104,320	55,811
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (g)(h)(i)	1,270,221	715,858
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (g)(h)(i)	372,442	176,910
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9227% 5/31/2030 (g)(h)(i)	129,025	128,799
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 8/4/2031 (g)(h)(i)	562,822	561,415
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 1/24/2029 (g)(h)(i)	298,390	298,951
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6996% 2/20/2032 (g)(h)(i)	1,082,136	1,071,316
		4,099,780
Commercial Services & Supplies - 6.6%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 12/21/2028 (g)(h)(i)	2,042,204	2,036,527
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 8/20/2032 (g)(h)(i)	3,238,725	3,236,945
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 3/18/2033 (g)(h)(i)(k)	310,000	310,000
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1677% 2/15/2031 (g)(h)(i)	1,035,933	880,543
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 5/31/2028 (g)(h)(i)	585,910	585,359
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (g)(h)(i)	1,869,244	1,599,755
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 5.3496% 5/3/2029 (g)(h)(i)	770,931	518,320
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6764% 2/9/2031 (g)(h)(i)	210,720	210,720
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9326% 9/4/2030 (g)(h)(i)	3,290,902	2,575,132
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (g)(h)(i)	632,087	643,414
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6599% 2/9/2033 (g)(h)(i)	2,515,000	2,483,034
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 10/21/2028 (g)(h)(i)	517,387	517,169
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1657% 3/3/2032 (g)(h)(i)	1,184,050	1,183,316
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6674% 12/10/2032 (g)(h)(i)	304,238	305,759
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6996% 11/1/2031 (g)(h)(i)	739,455	738,996
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3776% 11/8/2032 (g)(h)(i)	792,523	793,577
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.1276% 6/21/2028 (g)(h)(i)	1,158,394	1,157,166
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (g)(h)(i)	3,370,000	3,211,611
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4333% 12/31/2032 (g)(h)(i)	1,045,007	1,043,052
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1399% 10/8/2032 (g)(h)(i)	189,525	189,288
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7822% 12/10/2026 (g)(h)(i)	288,528	287,988
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (g)(h)(i)	204,148	197,258
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 9/10/2032 (g)(h)(i)	410,000	410,685
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 0% 10/19/2030 (g)(h)(i)	366,688	323,602
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9612% 4/19/2030 (g)(h)(i)	382,301	375,611
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 11/2/2029 (g)(h)(i)	860,534	853,546
		26,668,373
Construction & Engineering - 0.5%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9108% 3/27/2031 (g)(h)(i)	412,872	412,678
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 11/3/2031 (g)(h)(i)	562,875	561,997
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4225% 1/27/2033 (g)(h)(i)	410,000	411,197
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1668% 2/16/2028 (g)(h)(i)	262,033	261,815
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9216% 1/24/2031 (g)(h)(i)	373,979	373,912
		2,021,599
Ground Transportation - 0.2%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 7/16/2032 (g)(h)(i)	406,925	399,803
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 4/10/2031 (g)(h)(i)	782,442	778,123
		1,177,926
Machinery - 1.4%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4216% 1/2/2033 (g)(h)(i)	270,000	270,675
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9496% 8/30/2032 (g)(h)(i)	369,075	369,998
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 9/13/2032 (g)(h)(i)	603,488	604,242
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1608% 3/15/2030 (g)(h)(i)	459,930	458,922
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1996% 2/3/2033 (g)(h)(i)	622,532	619,420
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1677% 9/28/2028 (g)(h)(i)	546,483	546,286
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/10/2031 (g)(h)(i)	396,335	396,006
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 11/22/2029 (g)(h)(i)	507,415	506,923
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 1/2/2032 (g)(h)(i)	237,600	237,243
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7677% 3/25/2031 (g)(h)(i)	1,606,634	1,604,963
		5,614,678
Passenger Airlines - 0.8%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9176% 4/20/2028 (g)(h)(i)	632,223	625,408
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4176% 5/28/2032 (g)(h)(i)	382,113	378,100
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9068% 6/4/2029 (g)(h)(i)	372,400	360,576
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4307% 2/24/2031 (g)(h)(i)	975,381	971,118
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4108% 4/1/2031 (g)(h)(i)	781,693	772,414
		3,107,616
Professional Services - 1.0%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 8/12/2032 (g)(h)(i)	638,400	631,748
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 9/29/2031 (g)(h)(i)	1,645,650	1,644,284
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 10/30/2031 (g)(h)(i)	395,000	394,834
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 12/29/2028 (g)(h)(i)	1,381,543	528,095
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4168% 9/29/2028 (g)(h)(i)	665,023	665,229
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 7/31/2031 (g)(h)(i)	365,150	358,045
		4,222,235
Transportation Infrastructure - 0.6%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6695% 4/8/2030 (g)(h)(i)	769,000	769,639
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/6/2030 (g)(h)(i)	347,849	347,742
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 2.75% 8/6/2030 (g)(h)(i)(l)	17,151	17,145
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9496% 1/2/2029 (g)(h)(i)	232,784	234,712
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.4612% 8/10/2029 (g)(h)(i)	569,166	415,696
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 7.6996% 1/2/2029 (g)(h)(i)	78,475	57,758
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.4612% 8/10/2029 (g)(h)(i)	158,106	39,921
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6996% 7/26/2028 (g)(h)(i)	630,218	630,168
		2,512,781
TOTAL INDUSTRIALS		59,264,179
Information Technology - 14.8%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.425% 10/24/2030 (g)(h)(i)	131,320	131,265
Electronic Equipment, Instruments & Components - 1.5%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 7/9/2032 (g)(h)(i)	1,083,489	1,082,135
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1677% 7/29/2033 (g)(h)(i)	145,000	141,375
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 5/30/2031 (g)(h)(i)	579,982	568,695
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 11/9/2029 (g)(h)(i)	606,108	596,514
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9177% 8/18/2031 (g)(h)(i)	960,523	961,570
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 3/17/2032 (g)(h)(i)	446,633	446,633
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1608% 10/1/2032 (g)(h)(i)	527,066	527,230
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 2.5% 10/1/2032 (g)(h)(i)(l)	101,613	101,644
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 1% 12/16/2032 (g)(h)(i)(l)	63,050	63,106
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 12/16/2032 (g)(h)(i)	421,950	422,326
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1261% 2/28/2033 (g)(h)(i)	580,000	576,555
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9227% 10/24/2031 (g)(h)(i)	523,375	522,067
		6,009,850
IT Services - 2.5%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.1996% 2/3/2031 (g)(h)(i)	647,106	636,895
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (g)(h)(i)	1,007,065	934,415
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (g)(i)	108,589	88,093
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9177% 10/31/2030 (g)(h)(i)	455,409	448,577
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.6677% 3/21/2033 (g)(h)(i)	785,000	620,801
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 3/22/2032 (g)(h)(i)	2,153,511	2,005,457
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 6/17/2031 (g)(h)(i)	1,394,128	1,326,833
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5227% 2/1/2029 (g)(h)(i)	335,000	239,525
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5168% 2/1/2028 (g)(h)(i)	3,409,344	2,903,637
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 6/20/2031 (g)(h)(i)	757,350	756,085
		9,960,318
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4142% 2/4/2033 (g)(h)(i)	330,000	330,102
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 11/1/2032 (g)(h)(i)	982,538	980,081
		1,310,183
Software - 10.5%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 2/24/2031 (g)(h)(i)	1,756,957	1,720,834
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 12/11/2028 (g)(h)(i)	1,479,527	1,442,539
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 7/6/2029 (g)(h)(i)	570,655	405,215
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 8/13/2032 (g)(h)(i)	1,596,975	1,456,377
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 3/21/2031 (g)(h)(i)	1,465,932	1,338,396
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8981% 10/9/2031 (g)(h)(i)	1,226,360	1,171,333
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.8981% 10/9/2032 (g)(h)(i)	305,000	280,411
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6608% 2/4/2033 (g)(h)(i)	2,025,000	1,913,058
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6677% 2/19/2029 (g)(h)(i)	845,000	640,088
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6727% 8/6/2032 (g)(h)(i)	418,950	410,571
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9496% 4/2/2029 (c)(g)(h)(i)	1,150,438	1,122,365
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 10/9/2029 (g)(h)(i)	998,812	969,886
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2872% 11/6/2028 (g)(h)(i)	93,854	58,055
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/30/2031 (g)(h)(i)	1,131,886	1,108,965
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 4/16/2032 (g)(h)(i)	138,950	136,606
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 9/12/2029 (g)(h)(i)	1,493,319	1,476,519
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 1/30/2032 (g)(h)(i)	1,015,372	970,107
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 7/26/2032 (g)(h)(i)	907,725	806,359
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9177% 12/31/2031 (g)(h)(i)	1,692,717	1,120,714
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9177% 5/3/2028 (g)(h)(i)	3,231,968	2,770,249
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9177% 2/23/2029 (g)(h)(i)	225,000	149,522
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9168% 7/1/2031 (g)(h)(i)	2,145,235	1,919,385
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9213% 7/31/2026 (g)(h)(i)	761,823	502,803
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4216% 11/15/2032 (g)(h)(i)	505,000	498,056
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 6/2/2028 (g)(h)(i)	4,395,719	3,857,244
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6996% 5/9/2033 (g)(h)(i)	580,000	336,980
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 10/26/2030 (g)(h)(i)	637,370	480,201
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 7/16/2031 (g)(h)(i)	639,813	615,744
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (g)(h)(i)	1,917,546	1,853,634
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.544% 5/15/2028 (g)(h)(i)	1,404,115	649,403
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.044% 5/15/2028 (g)(h)(i)	144,750	143,258
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 9/8/2032 (g)(h)(i)	1,551,113	1,514,661
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6668% 4/5/2030 (g)(h)(i)	1,748,906	1,234,623
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1676% 12/19/2030 (g)(h)(i)	480,000	438,000
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 8/13/2029 (g)(h)(i)	882,432	836,104
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 5/9/2031 (g)(h)(i)	1,260,103	1,255,138
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (g)(h)(i)	3,645,893	3,478,656
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9168% 4/14/2031 (g)(h)(i)	1,069,765	1,043,021
		42,125,080
TOTAL INFORMATION TECHNOLOGY		59,536,696
Materials - 6.6%
Chemicals - 3.4%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9496% 12/14/2029 (g)(h)(i)	785,855	697,777
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5227% 11/24/2028 (g)(h)(i)	410,000	367,462
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (g)(h)(i)	430,690	410,771
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2677% 9/30/2028 (g)(h)(i)	1,511,711	1,497,062
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/23/2031 (g)(h)(i)	999,420	963,051
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 10/15/2032 (g)(h)(i)	1,251,863	1,240,909
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9281% 1/14/2033 (g)(h)(i)	875,000	871,176
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6713% 10/28/2032 (g)(h)(i)	438,900	440,546
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6781% 11/1/2030 (g)(h)(i)	441,034	439,931
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (g)(h)(i)	1,684,207	1,654,313
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (g)(h)(i)	1,223,014	1,065,037
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.675% 3/15/2029 (g)(h)(i)	1,346,217	1,285,354
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2052% 3/15/2030 (g)(h)(i)	62,500	57,969
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (g)(h)(i)	1,229,918	1,198,150
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/30/2033 (g)(h)(i)(k)	410,000	393,600
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 10/29/2032 (g)(h)(i)	435,000	436,814
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1677% 9/30/2031 (g)(h)(i)	358,118	356,732
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1764% 9/30/2031 (g)(h)(i)	37,363	37,218
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/9/2032 (g)(h)(i)	527,350	524,935
		13,938,807
Construction Materials - 0.7%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/10/2032 (g)(h)(i)	2,103,732	2,098,473
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 4/2/2029 (g)(h)(i)	208,788	208,353
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/15/2032 (g)(h)(i)	436,006	436,189
		2,743,015
Containers & Packaging - 2.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 3/3/2031 (g)(h)(i)	1,213,425	1,150,727
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9388% 6/9/2031 (g)(h)(i)	1,278,145	1,228,796
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1712% 11/29/2030 (g)(h)(i)	775,405	769,915
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8427% 4/13/2029 (g)(h)(i)	2,085,129	1,984,418
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 4/1/2032 (g)(h)(i)	1,910,108	1,779,265
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/26/2033 (g)(h)(i)	475,000	469,590
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/1/2031 (g)(h)(i)	562,857	555,821
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7822% 3/7/2033 (g)(h)(i)	655,000	630,929
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 4/21/2031 (g)(h)(i)	337,134	337,768
		8,907,229
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1807% 8/23/2032 (g)(h)(i)	552,225	552,363
Paper & Forest Products - 0.2%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 5/23/2031 (g)(h)(i)	727,732	729,005
TOTAL MATERIALS		26,870,419
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 1/31/2030 (g)(h)(i)	148,313	148,683
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1727% 8/21/2030 (g)(h)(i)	335,778	335,778
TOTAL REAL ESTATE		484,461
Utilities - 2.0%
Electric Utilities - 0.9%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5206% 4/16/2031 (g)(h)(i)	1,052,124	1,053,271
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 12/20/2030 (g)(h)(i)	973,475	974,390
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 1/27/2031 (g)(h)(i)	1,549,073	1,545,680
		3,573,341
Independent Power and Renewable Electricity Producers - 1.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 9/30/2031 (g)(h)(i)	823,440	820,632
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 7/31/2030 (g)(h)(i)	643,375	643,272
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/26/2032 (g)(h)(i)	473,475	473,238
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 6/4/2032 (g)(h)(i)	485,823	485,216
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4759% 6/4/2032 (g)(h)(i)	61,956	61,878
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1727% 3/29/2030 (g)(h)(i)	370,904	372,295
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 11/25/2032 (g)(h)(i)	768,075	767,937
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1525% 12/15/2031 (g)(h)(i)	281,438	281,671
		3,906,139
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0322% 6/23/2028 (g)(h)(i)	637,876	625,718
TOTAL UTILITIES		8,105,198
TOTAL UNITED STATES		335,842,860
TOTAL BANK LOAN OBLIGATIONS (Cost $381,848,644)		364,456,483

Common Stocks - 1.3%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (c)	28,151	417,467
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (b)(c)	12,397	221,286
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (b)(c)	85	44,292
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (c)	67,230	0
TOTAL LUXEMBOURG		44,292
UNITED STATES - 1.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (b)(c)	528	99
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (b)(c)	15,069	167,869
Specialty Retail - 0.0%
White Iris LLC (c)	4,535	61,494
TOTAL CONSUMER DISCRETIONARY		229,363
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (c)(f)	1,326	3,607
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
California Resources Corp (d)	14,980	1,036,916
Expand Energy Corp	11,625	1,276,193
Expand Energy Corp (e)	103	11,307
Exxon Mobil Corp	4,943	838,629
New Fortress Energy Inc Class A (b)(d)	7,598	4,483
TOTAL ENERGY		3,167,528
Financials - 0.2%
Capital Markets - 0.0%
Fg Parent, LLC Class A (c)	7,460	0
Financial Services - 0.2%
ACNR Holdings Inc (c)	4,662	797,062
Carnelian Point Holdings LP warrants 6/30/2027 (b)(c)	329	961
Limetree Bay Cayman Ltd (b)(c)	38	0
		798,023
TOTAL FINANCIALS		798,023
Industrials - 0.0%
Professional Services - 0.0%
Fusion Parent, LLC Class A (c)	7,460	181,054
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (b)(c)	2,417	86,408
TOTAL UNITED STATES		4,466,082
TOTAL COMMON STOCKS (Cost $3,062,786)		5,149,127

Non-Convertible Corporate Bonds - 3.7%
	Principal Amount (a)	Value ($)
FRANCE - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.5% 10/15/2031 (p)	129,573	122,869
Altice France SA 6.5% 4/15/2032 (p)	316,311	298,928
Altice France SA 6.875% 10/15/2030 (p)	72,408	69,261
Altice France SA 6.875% 7/15/2032 (p)	487,805	462,209

TOTAL FRANCE		953,267
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (p)	335,000	358,393
UNITED STATES - 3.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC 5% 5/1/2028 (p)	100,000	99,984
WULF Compute LLC 7.75% 10/15/2030 (p)	85,000	89,818
		189,802
Entertainment - 0.0%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (p)(q)	70,000	72,527
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (p)	170,000	168,604
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (p)	330,000	325,464
DISH Network Corp 11.75% 11/15/2027 (p)	655,000	674,810
Dotdash Meredith Inc 7.625% 6/15/2032 (p)	335,000	308,897
EchoStar Corp 10.75% 11/30/2029	827,687	894,110
Univision Communications Inc 7.375% 6/30/2030 (p)	575,000	563,454
Univision Communications Inc 8% 8/15/2028 (p)	150,000	152,249
Univision Communications Inc 8.5% 7/31/2031 (p)	240,000	241,171
		3,328,759
TOTAL COMMUNICATION SERVICES		3,591,088
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (p)	175,000	176,702
Cooper-Standard Automotive Inc 4.75% 3/1/2031 (p)	250,000	234,938
		411,640
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 7% 2/15/2030 (p)	160,000	161,976
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (p)	795,000	759,803
		921,779
Specialty Retail - 0.1%
Staples Inc 10.75% 9/1/2029 (p)	555,000	513,275
TOTAL CONSUMER DISCRETIONARY		1,846,694
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (p)	95,000	92,648
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (p)	45,000	46,279
TOTAL ENERGY		138,927
Financials - 1.1%
Insurance - 1.1%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (p)	600,000	601,838
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (p)	355,000	356,935
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (p)	165,000	171,179
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (p)	3,030,000	2,941,714
TOTAL FINANCIALS		4,071,666
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (p)	125,000	127,373
Health Care Providers & Services - 0.1%
National Mentor Holdings Inc 10.5% 12/15/2030 (p)	300,000	309,653
Pharmaceuticals - 0.0%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (p)	70,000	57,049
TOTAL HEALTH CARE		494,075
Industrials - 0.4%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (p)	505,000	511,313
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (p)	80,000	46,755
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (p)	240,000	205,508
Brand Industrial Services Inc 10.375% 8/1/2030 (p)	210,000	191,922
Neptune Bidco US Inc 9.29% 4/15/2029 (p)	690,000	690,863
OT Midco Inc 10% 2/15/2030 (p)	170,000	70,187
		1,158,480
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (p)	35,000	36,362
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (p)	8,750	8,753
TOTAL INDUSTRIALS		1,761,663
Information Technology - 0.1%
Software - 0.1%
Cloud Software Group Inc 8.25% 6/30/2032 (p)	444,000	421,105
Cloud Software Group Inc 9% 9/30/2029 (p)	190,000	183,288
TOTAL INFORMATION TECHNOLOGY		604,393
Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (p)	300,000	309,360
Real Estate - 0.2%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (p)	45,000	44,877
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (p)	25,000	24,578
		69,455
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	780,000	725,404
TOTAL REAL ESTATE		794,859
TOTAL UNITED STATES		13,612,725
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $14,898,059)		14,924,385

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.5% (n) (Cost $234,000)	2,600	259,986

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (h)(i)(m)	820,000	826,314
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd 5.25% (i)(m)(p)	240,000	239,286
TOTAL UNITED STATES		1,065,600
TOTAL PREFERRED SECURITIES (Cost $1,061,239)		1,065,600

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	3.69	21,232,142	21,236,389
Fidelity Securities Lending Cash Central Fund (r)(s)	3.69	677,182	677,250
TOTAL MONEY MARKET FUNDS (Cost $21,913,639)			21,913,639

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $427,578,965)	412,148,442
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(7,594,518)
NET ASSETS - 100.0%	404,553,924

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,839,340 or 0.7% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,607 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Non-income producing - Security is in default.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $399,617 and $398,063, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Affiliated fund.
(p)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,095,346 or 3.7% of net assets.

(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	975

Fidelity Private Credit Company LLC	4/28/2022 - 3/9/2026	2,985,598

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,244,891	39,397,601	38,406,103	180,381	(248)	248	21,236,389	21,232,142	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,708,774	1,031,524	247	-	-	677,250	677,182	0.0%
Total	20,244,891	41,106,375	39,437,627	180,628	(248)	248	21,913,639

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	2,753,494	53,036	-	53,036	-	21,503	2,828,033	302,218
	2,753,494	53,036	-	53,036	-	21,503	2,828,033

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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